Business Combinations - Narrative (Details) - USD ($) $ in Thousands	Jul. 12, 2016	Jun. 30, 2018	Jun. 30, 2017	Feb. 03, 2017	Jun. 30, 2016
Disclosure of detailed information about business combination [line items]
Goodwill		$ 311,943	$ 311,900		$ 7,138
Trello
Disclosure of detailed information about business combination [line items]
Total purchase price consideration				$ 384,000
Cash transferred				363,800
Equity interests of acquirer				20,200
Intangible assets				127,400
Goodwill				289,171
StatusPage
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 18,300
Payment of deferred consideration	3,300
At fair value | Trello
Disclosure of detailed information about business combination [line items]
Intangible assets				$ 127,400
At fair value | StatusPage
Disclosure of detailed information about business combination [line items]
Intangible assets	8,700
Goodwill	$ 15,500
Bottom of range | Intangible assets material to entity | StatusPage
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)	2 years
Top of range | Intangible assets material to entity | StatusPage
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)	5 years